Related Party Transactions (Details) (USD $)			3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2013 Recharges of Services [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Recharges of Services [Member] Autoparts Holdings [Member]	Mar. 31, 2013 Recharges of Services [Member] Reynolds Group Holding Limited [Member]	Mar. 31, 2013 Joint Services Agreement [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Joint Services Agreement [Member] Autoparts Holdings [Member]	Mar. 31, 2013 Sale of Goods [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Sale of Goods [Member] Autoparts Holdings [Member]	Mar. 31, 2013 Purchase of Goods [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Purchase of Goods [Member] Autoparts Holdings [Member]	Mar. 31, 2013 Purchase of Goods [Member] Champion Laboratories, Inc. [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Purchase of Goods [Member] Champion Laboratories, Inc. [Member] Autoparts Holdings [Member]	Mar. 31, 2012 Recharges for Professional Services [Member] Rank Group [Member]
Nature and amounts of the transactions entered into with related parties
Related party, Transaction values			$ (4,100,000)	$ (2,500,000)	$ (200,000)	$ (1,500,000)	$ (1,300,000)	$ (19,600,000)	$ (6,000,000)	$ (400,000)	$ (100,000)	$ (600,000)	$ (200,000)	$ (100,000)
Related party payable, Balance outstanding	581,000	734,000			300,000							300,000	700,000
Related party receivable, Balance outstanding	$ (24,721,000)	$ (19,872,000)	$ (4,300,000)	$ (2,700,000)		$ (1,500,000)	$ (600,000)	$ (19,500,000)	$ (17,300,000)	$ (600,000)	$ (700,000)